UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
                    This Amendment (Check only one.):
                         [ ]  is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Bay Harbour Management L.C.

Address:    885 Third Avenue, 34th Floor, New York, NY, 10022

Form 13F File Number:  28-
                           ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:   Anthony C. Morro

Title:  Vice President and General Counsel

Phone: 212-371-2211

Signature, Place, and Date of Signing:

/s/ Anthony C. Morro            New York, NY            02/13/07
         (Name)                 (City, State)            (Date)

Report Type (Check only one.):
----------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16 Items

Form 13F Information Table Value Total:     $ 116,218 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                         SHARES
                                                                         OR                                             VOTING
                                  TITLE OF                 VALUE         PRN         SH/   PUT/   INVESTMENT OTHER     AUTHORITY
          NAME OF ISSUER          CLASS         CUSIP     (X $1,000)     AMOUNT      PRN   CALL   DISCRETION MANAGERS    SOLE

    ALLIANCE ONE INTL INC          COM         018772103   13,423,178    1,901,300    SH          SOLE       NONE       1,901,300

       BROADWING CORP              COM         11161E101   1,869,714      119,700     SH          SOLE       NONE         119,700

COVAD COMMUNICATIONS GROUP I       COM         222814204    786,600       570,000     SH          SOLE       NONE         570,000

        EARTHLINK INC              COM         270321102   5,147,500      725,000     SH          SOLE       NONE         725,000

    ESCHELON TELECOM INC           COM         296290109   5,097,113      257,300     SH          SOLE       NONE         257,300
                                 COM PAR
   FIBERNET TELECOM GROUP         $0.001       315653402   2,095,236      314,600     SH          SOLE       NONE         314,600

        FORTUNET INC               COM         34969Q100    506,000        50,000     SH          SOLE       NONE          50,000

         GLOBIX CORP              COM NEW      37957F200   4,676,250     1,075,000    SH          SOLE       NONE       1,075,000
                                  SP ADR
 GOL LINHAS AEREAS INTLG S A      REP PFD      38045R107   6,880,800      240,000     SH          SOLE       NONE         240,000

   JEFFERIES GROUP INC NEW         COM         472319102   3,352,500      125,000     SH          SOLE       NONE         125,000

      HARLAND JOHN H CO            COM         412693103   5,020,000      100,000     SH          SOLE       NONE         100,000

         KNOLOGY INC               COM         499183804   6,752,144      634,600     SH          SOLE       NONE         634,600

 LEVEL 3 COMMUNICATIONS INC        COM         52729N100   33,322,688    5,950,480    SH          SOLE       NONE       5,950,480

    M & F WORLDWIDE CORP           COM         552541104   26,300,712    1,041,200    SH          SOLE       NONE       1,041,200

   NAVISTAR INTL CORP NEW          COM         63934E108    835,750        25,000     SH          SOLE       NONE          25,000

XM SATELLITE RADIO HLDGS INC       CALL        983759901    150,000       100,000             C   SOLE       NONE         100,000

                                                            116,218      13,229,180